Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Segment Results

The segment results for the year ended December 31, 2018 were as follows:

	Airline
	transportation	Other
	operations	segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Segment revenue
Reportable segment revenue
From external customers	112,228	2,702	—	—	114,930
Inter-segment sales	—	1,425	(1,425)	—	—

Reportable segment revenue	112,228	4,127	(1,425)	—	114,930

Reportable segment profit before income tax	2,360	958	—	549	3,867

Other segment information
Depreciation and amortization	15,051	251	—	—	15,302
Impairment charges	338	7	—	—	345
Interest income	127	398	(415)	—	110
Interest expense	3,807	335	(415)	—	3,727
Capital expenditure	30,670	508	—	—	31,178

The segment results for the year ended December 31, 2017 were as follows:

	Airline
	transportation	Other
	operations	segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Segment revenue
Reportable segment revenue from external customers	97,698	4,023	—	—	101,721
Inter-segment sales	—	1,018	(1,018)	—	—

Reportable segment revenue	97,698	5,041	(1,018)	—	101,721

Reportable segment profit before income tax	6,517	363	—	1,740	8,620

Other segment information
Depreciation and amortization	13,769	190	—	—	13,959
Impairment charges	489	2	—	—	491
Interest income	109	103	(101)	—	111
Interest expense	3,080	205	(101)	—	3,184
Capital expenditure	32,149	657	—	—	32,806

The segment results for the year ended December 31, 2016 were as follows:

	Airline
	transportation	Other
	operations	segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Segment revenue
Reportable segment revenue from external customers	94,338	4,222	—	—	98,560
Inter-segment sales	—	782	(782)	—	—

Reportable segment revenue	94,338	5,004	(782)	—	98,560

Reportable segment profit before income tax	5,788	397	—	322	6,507

Other segment information
Depreciation and amortization	12,378	160	—	—	12,538
Impairment charges	22	7	—	—	29
Interest income	100	100	(104)	—	96
Interest expense	2,553	280	(104)	—	2,729
Capital expenditure*	34,631	776	—	—	35,407

*	Capital expenditure consists of additions to property, plant and equipment, investment properties and intangible assets and long-term deferred assets.

The segment assets and liabilities as at December 31, 2018 and December 31, 2017 were as follows:

	Airline
	transportation	Other
	operations	segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At December 31, 2018
Reportable segment assets	221,208	19,255	(7,543)	3,845	236,765
Reportable segment liabilities	168,095	16,748	(7,543)	113	177,413

At December 31, 2017
Reportable segment assets	216,591	13,376	(5,514)	3,011	227,464
Reportable segment liabilities	165,148	11,301	(5,514)	11	170,946

*

Unallocated assets primarily represent investments in associates and joint ventures, derivative financial instruments, equity investments designated at fair value through other comprehensive income and financial asset at fair value through profit or loss. Unallocated results primarily represent the share of results of associates and joint ventures, fair value changes of derivative financial instruments, fair value changes of financial asset at fair value through profit or loss and dividend income relating to equity investments.

Summary of Revenues by Geographical Area

	2018	2017	2016
	RMB million	RMB million	RMB million
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	76,517	67,923	63,730
International	34,744	3,624	3,516
Regional (Hong Kong, Macau and Taiwan)	4,017	30,928	31,658

Total	115,278	102,475	98,904

Summary of Reconciliation of Reportable Segment Revenues, Profit, Assets and Liabilities
(c)	Reconciliation of reportable segment revenue, profit, assets and liabilities to the consolidated figures as reported in the consolidated financial statements:

		2018	2017	2016
	Note	RMB million	RMB million	RMB million
Revenue
Reportable segment revenue		114,930	101,721	98,560
- Reclassification of expired sales in advance of carriage	(i)	—	357	275
- Reclassification of taxes relating to the expired tickets	(i)	348	397	69

Consolidated revenue		115,278	102,475	98,904

(c)	Reconciliation of reportable segment revenue, profit, assets and liabilities to the consolidated figures as reported in the consolidated financial statements:

		2018	2017	2016
	Note	RMB million	RMB million	RMB million
Profit before income tax
Reportable segment profit before income tax		3,867	8,620	6,507
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii)	(11)	(10)	(10)

Consolidated profit before income tax		3,856	8,610	6,497

			2018	2017
	Notes		RMB million	RMB million
Assets
Reportable segment assets			236,765	227,464
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii)		10	21
- Difference in intangible asset arising from the acquisition of Shanghai Airlines	(iii)		2,242	2,242

Consolidated assets			239,017	229,727

			2018	2017
			RMB million	RMB million
Liabilities
Reportable segment liabilities			177,413	170,946
- Others			3	3

Consolidated liabilities			177,416	170,949

Notes:

(i)

The difference for 2017 and 2016 represents the different classification of expired sales in advance of carriage and sales related taxes and only the sales related taxes for 2018 under the PRC Accounting Standards and IFRSs.

(ii)

The difference is attributable to the differences in the useful lives and residual values of aircraft and engines adopted for depreciation purposes in prior years under the PRC Accounting Standards and IFRSs. Despite the depreciation policies of these assets which have been unified under IFRSs and the PRC Accounting Standards in recent years, the changes were applied prospectively as changes in accounting estimates which result in the differences in the carrying amounts and related depreciation charges under IFRSs and the PRC Accounting Standards.

(iii)

The difference represents the different measurement of the fair value of acquisition cost of the shares from Shanghai Airlines between the PRC Accounting standards and IFRSs, which results in the different measurement of goodwill.